Short-term bank loans (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Shanghai Pudong Development Bank [Member] CNY
Short-term Debt [Line Items]
Short-term bank loans	$ 3,223,000	20,000,000
Maximum amount of loan				20,000,000
Annual rate				6.72%